UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:          |_|; Amendment Number:

This Amendment (Check only one):  |_| is a restatement
                                  |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Atwater Capital Management LP

Address:    767 Fifth Avenue, 12th Floor
            New York, New York 10153

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Laura Roche
Title:      Chief Financial Officer
Phone:      (212) 256-8100

Signature, Place and Date of Signing:


     /s/ Laura Roche             New York, New York          February 14, 2012
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:  $202,643
                                         (thousands)

List of Other Included Managers:

        No.     Form 13F File Number     Name
        ---     --------------------     --------------------------
         1.                              Atwater Capital Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ALLOT COMMUNICATIONS LTD      SHS              M0854Q105   3,728       245,241 SH         DEFINED     1          245,241
AMAZON COM INC                COM              023135106   2,581        14,911 SH         DEFINED     1           14,911
ARUBA NETWORKS INC            COM              043176106   5,556       300,000     CALL   DEFINED     1          300,000
ASPEN TECHNOLOGY INC          COM              045327103   5,688       327,838 SH         DEFINED     1          327,838
AUTOZONE INC                  COM              053332102   3,333        10,256 SH         DEFINED     1           10,256
BAIDU INC                     SPON ADR REP A   056752108   3,424        29,395 SH         DEFINED     1           29,395
BLYTH INC                     COM NEW          09643P207   2,009        35,370 SH         DEFINED     1           35,370
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305   5,403        94,892 SH         DEFINED     1           94,892
CLOROX CO DEL                 COM              189054109   4,992        75,000     CALL   DEFINED     1           75,000
DECKERS OUTDOOR CORP          COM              243537107   5,648        74,744 SH         DEFINED     1           74,744
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140  12,226       383,504 SH         DEFINED     1          383,504
GAYLORD ENTMT CO NEW          COM              367905106   5,079       210,407 SH         DEFINED     1          210,407
GNC HLDGS INC                 COM CL A         36191G107   7,722       266,728 SH         DEFINED     1          266,728
IAC INTERACTIVECORP           COM PAR $.001    44919P508   3,127        73,408 SH         DEFINED     1           73,408
JAZZ PHARMACEUTICALS INC      COM              472147107   4,254       110,122 SH         DEFINED     1          110,122
LIQUIDITY SERVICES INC        COM              53635B107   1,771        47,992 SH         DEFINED     1           47,992
LIZ CLAIBORNE INC             COM              539320101   9,189     1,064,724 SH         DEFINED     1        1,064,724
MARKETAXESS HLDGS INC         COM              57060D108   3,229       107,243 SH         DEFINED     1          107,243
MASTERCARD INC                CL A             57636Q104   3,219         8,634 SH         DEFINED     1            8,634
MCKESSON CORP                 COM              58155Q103   5,220        67,000     CALL   DEFINED     1           67,000
MELCO CROWN ENTMT LTD         ADR              585464100   2,398       249,269 SH         DEFINED     1          249,269
PHARMASSET INC                COM              71715N106   2,332        18,193 SH         DEFINED     1           18,193
QUALITY SYS INC               COM              747582104   2,852        77,112 SH         DEFINED     1           77,112
RANGE RES CORP                COM              75281A109   5,358        86,500     CALL   DEFINED     1           86,500
SAUER-DANFOSS INC             COM              804137107   3,230        89,195 SH         DEFINED     1           89,195
SPDR S&P 500 ETF TR           TR UNIT          78462F103  37,650       300,000      PUT   DEFINED     1          300,000
STARBUCKS CORP                COM              855244109   3,931        85,430 SH         DEFINED     1           85,430
TYCO INTERNATIONAL LTD        SHS              H89128104   3,253        69,646 SH         DEFINED     1           69,646
UNION PAC CORP                COM              907818108   3,887        36,686 SH         DEFINED     1           36,686
UNIVERSAL AMERN CORP NEW      COM              91338E101   7,853       617,865 SH         DEFINED     1          617,865
VALEANT PHARMACEUTICALS INTL  COM              91911K102   2,335        50,000     CALL   DEFINED     1           50,000
VALEANT PHARMACEUTICALS INTL  COM              91911K102  12,069       258,496 SH         DEFINED     1          258,496
VISA INC                      COM CL A         92826C839   2,244        22,102 SH         DEFINED     1           22,102
WEBMD HEALTH CORP             COM              94770V102   4,167       110,983 SH         DEFINED     1          110,983
WELLPOINT INC                 COM              94973V107   5,234        78,997 SH         DEFINED     1           78,997
YAHOO INC                     COM              984332106   6,452       400,000     CALL   DEFINED     1          400,000

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